Accounting and Reporting Changes - Schedule of Financial Liabilities Under IAS 39 (Detail) - CAD ($) $ in Millions	Jan. 01, 2023	Dec. 31, 2022
Amortized cost [member] | IFRS 9 [Member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [line items]
Impact of classification and measurement changes	$ 8,304
IFRS 9 Total carrying value	78,125
Amortized cost [member] | IAS 39 [Member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [line items]
IAS 39 Total carrying value		$ 69,821
Investment contract liabilities [member] | FVTPL [member] | IFRS 9 [Member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [line items]
Impact of classification and measurement changes	2
IFRS 9 Total carrying value	798
Investment contract liabilities [member] | FVTPL [member] | IAS 39 [Member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [line items]
IAS 39 Total carrying value		796
Investment contract liabilities [member] | Amortized cost [member] | IFRS 9 [Member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [line items]
Impact of classification and measurement changes	6,829
IFRS 9 Total carrying value	9,281
Investment contract liabilities [member] | Amortized cost [member] | IAS 39 [Member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [line items]
IAS 39 Total carrying value		2,452
Deposits from bank clients [member] | Amortized cost [member] | IFRS 9 [Member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [line items]
IFRS 9 Total carrying value	22,507
Deposits from bank clients [member] | Amortized cost [member] | IAS 39 [Member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [line items]
IAS 39 Total carrying value		22,507
Derivative Liabilities [member] | FVTPL [member] | IFRS 9 [Member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [line items]
IFRS 9 Total carrying value	14,289
Derivative Liabilities [member] | FVTPL [member] | IAS 39 [Member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [line items]
IAS 39 Total carrying value		14,289
Other Liabilities [member] | Amortized cost [member] | IFRS 9 [Member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [line items]
Impact of classification and measurement changes	1,473
IFRS 9 Total carrying value	18,894
Other Liabilities [member] | Amortized cost [member] | IAS 39 [Member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [line items]
IAS 39 Total carrying value		17,421
Long-term borrowings [member] | Amortized cost [member] | IFRS 9 [Member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [line items]
IFRS 9 Total carrying value	6,234
Long-term borrowings [member] | Amortized cost [member] | IAS 39 [Member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [line items]
IAS 39 Total carrying value		6,234
Capital Instruments [member] | Amortized cost [member] | IFRS 9 [Member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [line items]
IFRS 9 Total carrying value	$ 6,122
Capital Instruments [member] | Amortized cost [member] | IAS 39 [Member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [line items]
IAS 39 Total carrying value		$ 6,122